UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21036

Name of Fund:   BlackRock Municipal Bond Trust (BBK)

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock Municipal Bond Trust, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2008

Date of reporting period: 09/01/2007 – 11/30/2007

Item 1 – Schedule of Investments

BlackRock Municipal Bond Trust
Schedule of Investments as of November 30, 2007 (Unaudited)	(in Thousands)
	Face
State	Amount	Municipal Bonds	Value
Alabama - 6.3%	$1,135	Birmingham, Alabama, Special Care Facilities Financing Authority, Revenue Refunding Bonds (Ascension Health Credit), Series C-2, 5% due 11/15/2036	$1,137
	815	Birmingham, Alabama, Special Care Facilities Financing Authority, Revenue Refunding Bonds (Ascension Health Credit), Series C-2, 5% due 11/15/2039	816
	7,500	Huntsville, Alabama, Health Care Authority Revenue Bonds, Series A, 5.75% due 6/01/2011 (g)	8,141
Arizona - 4.4%	2,545	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, 5% due 12/01/2032	2,454
	3,565	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, 5% due 12/01/2037	3,416
	300	San Luis, Arizona, Facilities Development Corporation, Senior Lien Revenue Bonds (Regional Detention Center
		Project), 6.25% due 5/01/2015	294
	300	San Luis, Arizona, Facilities Development Corporation, Senior Lien Revenue Bonds (Regional Detention Center Project), 7% due 5/01/2020	291
	600	San Luis, Arizona, Facilities Development Corporation, Senior Lien Revenue Bonds (Regional Detention Center Project), 7.25% due 5/01/2027	583
California - 8.5%	850	California County Tobacco Securitization Agency, Tobacco Revenue Bonds (Stanislaus County Tobacco Funding
		Corporation), Sub-Series B, 5.875% due 6/01/2046 (m)	57
	4,500	California County Tobacco Securitization Agency, Tobacco Revenue Bonds (Stanislaus County Tobacco Funding
		Corporation), Sub-Series C, 6.30% due 6/01/2055 (m)	129
	5,750	California County Tobacco Securitization Agency, Tobacco Revenue Bonds (Stanislaus County Tobacco Funding
		Corporation), Sub-Series D, 7.251% due 6/01/2055 (m)	133
	4,100	California Health Facilities Financing Authority Revenue Bonds (Sutter Health), Series A, 5.25% due 11/15/2046	4,178
	2,890	California State, GO, Refunding, 5% due 6/01/2032	2,931
	1,800	California State, Various Purpose, GO, Refunding, 5% due 6/01/2034	1,819
	2,660	University of California Revenue Bonds, Series B, 4.75% due 5/15/2038	2,685
	1,585	Val Verde, California, Unified School District Financing Authority, Special Tax Refunding Bonds, Junior Lien, 6.25% due 10/01/2028	1,660
Colorado - 0.8%	635	Colorado Springs, Colorado, Utilities System Improvement Revenue Bonds, Subordinate Lien, Series C, 5% due 11/15/2045 (d)	655
	635	Park Creek Metropolitan District, Colorado, Senior Limited Tax Supported Revenue Refunding Bonds, 5.50% due 12/01/2037	612
District of Columbia - 11.7%	33,450	District of Columbia Revenue Bonds (Georgetown University), Series A, 6.071% due 4/01/2011 (f)(g)(m)	6,004
	595	District of Columbia, Revenue Refunding Bonds (Friendship Public Charter School, Inc.), 5.25% due 6/01/2033 (l)	545
Portfolio Abbreviations
To simplify the listings of BlackRock Municipal Bond Trust's portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below.
AMT	Alternative Minimum Tax (subject to)	IDA	Industrial Development Authority
EDA	Economic Development Authority	IDR	Industrial Development Revenue Bonds
EDR	Economic Development Revenue Bonds	M/F	Multi-Family
GO	General Obligation Bonds	S/F	Single-Family
HFA	Housing Finance Agency	VRDN	Variable Rate Demand Notes

BlackRock Municipal Bond Trust
Schedule of Investments as of November 30, 2007 (Unaudited)	(in Thousands)
	Face
State	Amount	Municipal Bonds	Value
	$6,000	District of Columbia, Tax Increment Revenue Bonds (Gallery Place Project), 5.40% due 7/01/2031 (d)	$6,334
	5,580	District of Columbia Tobacco Settlement Financing Corporation, Asset-Backed Revenue Refunding Bonds, 6.75% due 5/15/2040	5,711
Florida - 20.0%	1,535	Halifax Hospital Medical Center, Florida, Hospital Revenue Refunding Bonds, Series A, 5% due 6/01/2038	1,465
	6,200	Martin County, Florida, IDA, IDR, Refunding (Indiantown Cogeneration Project), AMT, Series A, 7.875% due 12/15/2025	6,266
	2,810	Miami Beach, Florida, Health Facilities Authority, Hospital Revenue Refunding Bonds (Mount Sinai Medical Center of Florida), 6.75% due 11/15/2021	2,972
	10,000	Orange County, Florida, Health Facilities Authority, Hospital Revenue Bonds (Adventist Health System), 5.625% due 11/15/2012 (g)	11,077
	1,845	Orange County, Florida, Tourist Development, Tax Revenue Refunding Bonds, 4.75% due 10/01/2032 (k)	1,846
	7,255	Palm Beach County, Florida, HFA, M/F Housing Revenue Bonds (Indian Trace Apartment Project), AMT, Series A, 5.625% due 1/01/2044 (d)	7,315
	980	Stevens Plantation Community Development District, Florida, Special Assessment Revenue Bonds, Series A, 7.10% due 5/01/2035	1,011
Georgia - 3.8%	940	Atlanta, Georgia, Airport Passenger Facility Charge and Subordinate Lien General Revenue Bonds, Series J, 5% due 1/01/2034 (d)	964
	5,000	Atlanta, Georgia, Water and Wastewater Revenue Bonds, 5% due 11/01/2037 (d)	5,153
Illinois - 17.7%	23,065	Bolingbrook, Illinois, GO, Refunding, Series B, 6.196% due 1/01/2036 (c)(m)	4,444
	1,150	Centerpoint Intermodal Center Program Trust, Illinois, Tax Allocation Bonds, Class A, 8% due 6/15/2023 (j)	1,128
	4,340	Chicago, Illinois, GO, Refunding, Series A, 5.50% due 1/01/2011 (f)(g)	4,664
	1,540	Chicago, Illinois, GO, Refunding, Series A, 5.50% due 1/01/2038 (f)	1,620
	425	Illinois Financing Authority, Student Housing Revenue Bonds (MJH Education Assistance IV LLC), Sub-Series B, 5.375% due 6/01/2035	292
	6,000	Illinois Health Facilities Authority, Revenue Refunding Bonds (Lake Forest Hospital), Series A, 5.75% due 7/01/2029	6,202
	2,005	Illinois Municipal Electric Agency, Power Supply Revenue Bonds, 4.50% due 2/01/2035 (c)	1,914
	420	Illinois State Finance Authority Revenue Bonds (Friendship Village of Schaumburg), Series A, 5.625% due 2/15/2037	386
	10,000	Metropolitan Pier and Exposition Authority, Illinois, Dedicated State Tax Revenue Bonds (McCormick Place Expansion), Series A, 6.03% due 6/15/2035 (f)(m)	2,679
	10,000	Metropolitan Pier and Exposition Authority, Illinois, Dedicated State Tax Revenue Bonds (McCormick Place Expansion), Series A, 6.05% due 12/15/2036 (f)(m)	2,486
	10,000	Metropolitan Pier and Exposition Authority, Illinois, Dedicated State Tax Revenue Bonds (McCormick Place Expansion), Series A, 6.06% due 12/15/2037 (f)(m)	2,363
Indiana - 1.2%	1,925	AIG SunAmerica, Inc., Bloomington, Indiana, M/F Housing Revenue Bonds (Canterbury House Apartments), Pass- Through Certificates of Beneficial Ownership, AMT, Series 1, 5.90% due 12/01/2034	1,948
Kansas - 3.2%	5,000	Wichita, Kansas, Airport Authority, Airport Facilities Revenue Bonds (Cessna Citation Service Center), AMT, Series A, 6.25% due 6/15/2032	5,158
Maryland - 3.3%	1,250	Baltimore, Maryland, Special Obligation Tax Bonds (Harborview Lot Number 2), 6.50% due 7/01/2031	1,296

BlackRock Municipal Bond Trust
Schedule of Investments as of November 30, 2007 (Unaudited)	(in Thousands)
	Face
State	Amount	Municipal Bonds	Value
	$2,955	Frederick County, Maryland, Special Obligation Tax Bonds (Urbana Community Development Authority), Series B, 6.25% due 7/01/2030	$2,972
	1,040	Maryland State Health and Higher Educational Facilities Authority, Revenue Refunding Bonds (MedStar Health, Inc.), 5.50% due 8/15/2033	1,052
Massachusetts - 0.9%	1,450	Massachusetts State Water Resource Authority, General Revenue Refunding Bonds, Series A, 5% due 8/01/2041	1,497
Michigan - 0.7%	1,065	Michigan State Hospital Finance Authority, Revenue Refunding Bonds (Henry Ford Health System), Series A, 5.25% due 11/15/2046	1,071
Mississippi - 0.7%	1,205	Mississippi Business Finance Corporation Revenue Bonds (Northrop Grumman Ship System), 4.55% due 12/01/2028	1,105
Multi-State - 7.5%	10,500	Charter Mac Equity Issuer Trust, 7.20% due 10/31/2052 (j)	11,963
Nebraska - 1.1%	1,760	Omaha Public Power District, Nebraska, Electric System Revenue Bonds, Series A, 4.75% due 2/01/2044	1,745
Nevada - 1.7%	1,325	Clark County, Nevada, EDR, Refunding (Alexander Dawson School of Nevada Project), 5% due 5/15/2029	1,320
	1,385	Las Vegas, Nevada, Special Improvement District Number 809 Revenue Bonds (Summerlin Area), 5.65% due 6/01/2023	1,354
New Jersey - 11.9%	915	Middlesex County, New Jersey, Improvement Authority, Subordinate Revenue Bonds (Heldrich Center Hotel/Conference Project), Series B, 6.25% due 1/01/2037	883
	3,710	New Jersey EDA, Cigarette Tax Revenue Bonds, 5.50% due 6/15/2024	3,670
	1,500	New Jersey EDA, Cigarette Tax Revenue Bonds, 5.50% due 6/15/2031	1,479
	7,500	New Jersey EDA, EDR, Refunding (Kapkowski Road Landfill Reclamation Improvement District Project), 6.50% due 4/01/2028	8,308
	1,500	New Jersey EDA, First Mortgage Revenue Refunding Bonds (The Winchester Gardens at Ward Homestead Project), Series A, 5.80% due 11/01/2031	1,520
	3,000	New Jersey EDA, Special Facility Revenue Bonds (Continental Airlines Inc. Project), AMT, 7.20% due 11/15/2030	3,058
New York - 9.6%	455	Albany, New York, IDA, Civic Facility Revenue Bonds (New Covenant Charter School Project), Series A, 7% due 5/01/2035	373
	1,760	Metropolitan Transportation Authority, New York, Service Contract Revenue Refunding Bonds, Series A, 5% due 7/01/2030 (a)	1,810
	1,085	Nanuet, New York, Union Free School District, GO, Refunding, 4.30% due 6/15/2029 (d)	1,060
	1,130	Nanuet, New York, Union Free School District, GO, Refunding, 4.30% due 6/15/2030 (d)	1,101
	6,165	New York City, New York, City IDA, Special Facility Revenue Bonds (Continental Airlines Inc. Project), AMT, 7.75% due 8/01/2031	6,790
	2,610	New York Liberty Development Corporation Revenue Bonds (Goldman Sachs Headquarters), 5.25% due 10/01/2035	2,768
	1,330	New York State Environmental Facilities Corporation, State Clean Water and Drinking Revenue Bonds (New York City Water Project), Series B, 5% due 6/15/2031	1,366
North Carolina - 1.8%	2,945	Gaston County, North Carolina, Industrial Facilities and Pollution Control Financing Authority, Revenue Bonds (National Gypsum Company Project), AMT, 5.75% due 8/01/2035	2,855
Ohio - 3.4%	1,125	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Bonds, Series A-2, 6.50% due 6/01/2047	1,158

BlackRock Municipal Bond Trust
Schedule of Investments as of November 30, 2007 (Unaudited)	(in Thousands)
	Face
State	Amount	Municipal Bonds	Value
	$4,220	Ohio State Air Quality Development Authority, Revenue Refunding Bonds (Dayton Power and Light Company Project), Series B, 4.80% due 1/01/2034 (c)	$4,201
Oklahoma - 2.0%	1,355	Oklahoma State Development Finance Authority, Revenue Refunding Bonds (Saint John Health System), 5% due 2/15/2042	1,355
	1,725	Tulsa, Oklahoma, Municipal Airport Trust, Revenue Refunding Bonds, Series A, 7.75% due 6/01/2035	1,859
Oregon - 0.3%	540	AIG SunAmerica, Inc., Portland, Oregon, M/F Housing Revenue Bonds (Pacific Tower Apartments), Pass-Through Certificates of Beneficial Ownership, AMT, Series 6, 6.05% due 11/01/2034	548
Pennsylvania - 2.6%	3,870	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds (Reliant Energy), AMT, Series A, 6.75% due 12/01/2036	4,114
South Carolina - 0.7%	1,000	South Carolina Jobs EDA, Hospital Facilities Revenue Refunding Bonds (Palmetto Health Alliance), Series C, 7% due 8/01/2013 (g)	1,180
Texas - 19.6%	2,540	AIG SunAmerica, Inc., Texas, M/F Housing Revenue Bonds (Copperwood Ranch Apartments), Pass-Through Certificates of Beneficial Ownership, AMT, Series 9, 5.95% due 11/01/2035	2,576
	11,690	Harris County-Houston Sports Authority, Texas, Revenue Refunding Bonds, Senior Lien, Series G, 6.121% due 11/15/2041 (f)(m)	1,851
	605	Lower Colorado River Authority, Texas, Revenue Refunding Bonds, Series A, 5% due 5/15/2031 (f)	622
	430	Montgomery County, Texas, Municipal Utility District Number 46, Waterworks and Sewer System, GO, 4.75% due 3/01/2030 (f)	434
	1,775	SA Energy Acquisition Public Facilities Corporation, Texas, Gas Supply Revenue Bonds, 5.50% due 8/01/2023	1,861
	1,620	SA Energy Acquisition Public Facilities Corporation, Texas, Gas Supply Revenue Bonds, 5.50% due 8/01/2024	1,692
	60,000	Texas State Turnpike Authority, Central Texas Turnpike System Revenue Bonds, 6.09% due 8/15/2035 (a)(m)	12,598
	2,115	Texas State Turnpike Authority, Central Texas Turnpike System Revenue Bonds, First Tier, Series A, 5% due 8/15/2042 (a)	2,134
	6,840	Tyler, Texas, Health Facilities Development Corporation, Hospital Revenue Bonds (Mother Frances Hospital Regional Health Care Center), 6% due 7/01/2012 (g)	7,598
Washington - 1.9%	905	King County, Washington, Sewer Revenue Refunding Bonds, 5% due 1/01/2036 (d)	942
	2,220	Washington State Health Care Facilities Authority, Revenue Refunding Bonds (Providence Health System), Series A, 4.625% due 10/01/2034 (c)	2,136
West Virginia - 0.3%	520	West Virginia EDA, Lease Revenue Bonds (Correctional, Juvenile and Public Safety Facilities), Series A, 5% due 6/01/2029 (f)	537
Wisconsin - 5.7%	1,350	Wisconsin State Health and Educational Facilities Authority Revenue Bonds (Aurora Health Care, Inc.), 6.40% due 4/15/2033	1,421
	7,000	Wisconsin State Health and Educational Facilities Authority, Revenue Refunding Bonds (Wheaton Franciscan Services, Inc.), 5.75% due 2/15/2012 (g)	7,718
Puerto Rico - 1.4%	1,070	Puerto Rico Commonwealth Highway and Transportation Authority, Transportation Revenue Refunding Bonds, Series N, 5.25% due 7/01/2034 (b)	1,185
	900	Puerto Rico Commonwealth Highway and Transportation Authority, Transportation Revenue Refunding Bonds, Series N, 5.25% due 7/01/2036 (b)	996
		Total Municipal Bonds (Cost - $233,720) - 154.7%	247,070

BlackRock Municipal Bond Trust
Schedule of Investments as of November 30, 2007 (Unaudited)	(in Thousands)
	Face
State	Amount	Short-Term Securities	Value
Arizona - 0.1%	$158	Pima County, Arizona, IDA, S/F Mortgage Revenue Refunding Bonds, VRDN, AMT, 5.23% due 4/25/2008 (i)	$158
Texas - 0.4%	680	Harris County, Texas, Health Facilities Development Corporation, Hospital Revenue Bonds (Texas Children's
		Hospital), VRDN, Series B-1, 3.52% due 10/01/2029 (f)(i)	680
	Shares Held
Money Market - 2.6%	4,200	Merrill Lynch Institutional Tax-Exempt Fund, 3.43% (e)(h)	4,200
		Total Short-Term Securities (Cost - $5,038) - 3.1%	5,038
		Total Investments (Cost - $238,758*) - 157.8%	252,108
		Liabilities in Excess of Other Assets - (1.1%)	(1,767)
		Preferred Shares, at Redemption Value - (56.7%)	(90,606)
		Net Assets Applicable to Common Shares - 100.0%	$159,735

*	The cost and unrealized appreciation (depreciation) of investments as of November 30, 2007, as computed for federal income tax purposes, were as follows:

Aggregate cost	$239,292
Gross unrealized appreciation	$14,585
Gross unrealized depreciation	(1,769)
Net unrealized appreciation	$12,816

(a)	AMBAC Insured.
(b)	Assured Guaranty Insured.
(c)	FGIC Insured.
(d)	FSA Insured.
(e)	Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Interest Income
Merrill Lynch Institutional Tax-Exempt Fund	(3,400)	$55
(f)	MBIA Insured.
(g)	Prerefunded.
(h)	Represents the current yield as of November 30, 2007.
(i)

Security may have a maturity of more than one year at time of issuance, but has variable rate and demand features that qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based upon prevailing market rates.

(j)	The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.
(k)	XL Capital Insured.
(l)	ACA Insured.
(m)	Represents a zero-coupon bond.
• Forward interest rate swaps outstanding as of November 30, 2007 were as follows:
	Notional	Unrealized
	Amount	Depreciation
Pay a fixed rate of 3.588% and receive a floating rate based on 1-week (SIFMA) Municipal Swap Index rate
Broker, JPMorgan Chase
Expires January 2018	$ 35,000	$ (703)

Item 2 – Controls and Procedures

2(a) –     The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities and Exchange Act of 1934, as amended.

2(b) –     There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Municipal Bond Trust

By:	/s/ Donald C. Burke
Donald C. Burke,
Chief Executive Officer of
BlackRock Municipal Bond Trust

Date: January 16, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Donald C. Burke
Donald C. Burke,
Chief Executive Officer (principal executive officer) of
BlackRock Municipal Bond Trust

Date: January 16, 2008

By:	/s/ Neal J. Andrews
Neal J. Andrews,
Chief Financial Officer (principal financial officer) of
BlackRock Municipal Bond Trust

Date: January 16, 2008